Related Party Transactions - Schedule of Forth Major Related Parties (Details)	12 Months Ended
Dec. 31, 2024
NiSun Agricultural Group Co., Ltd. (“NiSun Agricultural”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliated entity controlled by the ultimate controlling shareholder of the Company
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A shareholder who owns 19.42% equity interest of the Company
Mr. Bodang Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate and largest shareholder of the Company
Mr. Jian Lin [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The shareholder of Wenzhou Jinda